JPMorgan Healthcare Leaders ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Belgium — 1.9%
UCB SA	544	165,771
Canada — 0.4%
Xenon Pharmaceuticals, Inc. *	913	37,442
Denmark — 5.3%
Ascendis Pharma A/S, ADR *	297	67,152
Genmab A/S, ADR *	393	12,824
Genmab A/S *	199	64,831
Novo Nordisk A/S, Class B	5,388	319,935
		464,742
France — 2.1%
EssilorLuxottica SA	609	186,169
Germany — 2.2%
Fresenius SE & Co. KGaA	1,875	104,883
Sartorius AG (Preference)	298	83,289
		188,172
Israel — 1.2%
Teva Pharmaceutical Industries Ltd. *	3,182	107,960
Japan — 2.6%
Daiichi Sankyo Co. Ltd.	3,200	58,623
Hoya Corp.	1,000	167,756
		226,379
Netherlands — 2.4%
Argenx SE *	245	206,038
Switzerland — 1.8%
Lonza Group AG (Registered)	238	161,709
United Kingdom — 5.3%
AstraZeneca plc	2,242	417,716
Convatec Group plc (a)	16,261	51,293
		469,009
United States — 74.1%
AbbVie, Inc.	2,157	481,033
Align Technology, Inc. *	228	37,171
Alnylam Pharmaceuticals, Inc. *	84	28,397
Apogee Therapeutics, Inc. *	992	64,986
Axsome Therapeutics, Inc. *	429	79,043
Biogen, Inc. *	460	82,749
Bio-Techne Corp.	633	40,569
Boston Scientific Corp. *	2,506	234,386
Bristol-Myers Squibb Co.	3,881	213,649
Cardinal Health, Inc.	679	145,904
CG oncology, Inc. *	1,052	54,757
Cigna Group (The)	142	38,924
CVS Health Corp.	2,827	210,668
Cytokinetics, Inc. *	679	42,906

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Danaher Corp.	1,216	266,170
Disc Medicine, Inc. *	759	58,686
Dyne Therapeutics, Inc. *	3,200	57,248
Edwards Lifesciences Corp. *	1,781	144,902
Eli Lilly & Co.	609	631,624
HCA Healthcare, Inc.	60	29,296
Immunome, Inc. *	2,513	61,870
Intuitive Surgical, Inc. *	235	118,492
Ionis Pharmaceuticals, Inc. *	943	77,958
IQVIA Holdings, Inc. *	544	125,202
Johnson & Johnson	3,061	695,612
McKesson Corp.	221	183,697
Medtronic plc	2,643	272,123
Merck & Co., Inc.	3,953	435,897
Neurocrine Biosciences, Inc. *	498	67,758
Novartis AG (Registered)	672	99,705
Nuvalent, Inc., Class A *	224	23,047
Regeneron Pharmaceuticals, Inc.	247	183,138
Revolution Medicines, Inc. *	93	9,016
Roche Holding AG	564	256,473
Sionna Therapeutics, Inc. *	106	4,480
Stryker Corp.	406	150,041
Terns Pharmaceuticals, Inc. *	903	31,244
Thermo Fisher Scientific, Inc.	225	130,187
United Therapeutics Corp. *	136	63,851
UnitedHealth Group, Inc.	1,067	306,154
Vertex Pharmaceuticals, Inc. *	344	161,646
Viridian Therapeutics, Inc. *	1,743	57,519
Waters Corp. *	116	43,004
		6,501,182
Total Common Stocks (Cost $7,165,508)		8,714,573
Total Investments — 99.3% (Cost $7,165,508)		8,714,573
Other Assets in Excess of Liabilities — 0.7%		63,028
NET ASSETS — 100.0%		8,777,601

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	40.3%
Biotechnology	22.6
Health Care Equipment & Supplies	15.6
Health Care Providers & Services	11.7
Life Sciences Tools & Services	9.8

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$165,771	$—	$165,771
Canada	37,442	—	—	37,442
Denmark	79,976	384,766	—	464,742
France	—	186,169	—	186,169
Germany	—	188,172	—	188,172
Israel	—	107,960	—	107,960
Japan	—	226,379	—	226,379
Netherlands	—	206,038	—	206,038

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Switzerland	$—	$161,709	$—	$161,709
United Kingdom	—	469,009	—	469,009
United States	6,145,004	356,178	—	6,501,182
Total Common Stocks	6,262,422	2,452,151	—	8,714,573
Total Investments in Securities	$6,262,422	$2,452,151	$—	$8,714,573